                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS July 31, 2004 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                     COUPON         MATURITY
       THOUSANDS                                                                      RATE            DATE               VALUE
       ---------                                                                      ----            ----               -----

                     CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS  (134.5%)
                     General Obligation  (19.3%)
            $8,000   California, Various Purpose Dtd 04/01/93 (FSA)                     5.50%      04/01/19       $    8,123,520
             3,000   Los Angeles Community College District, 2001 Ser A (MBIA)          5.00        06/01/26            3,011,430
             4,000   Los Angeles Unified School District, 2003 Ser A (MBIA)             5.25        07/01/19            4,292,680
             2,000   MidPeninsula Regular Open Space District Ser 2004 (Ambac)          5.00        09/01/34            1,993,120
                     North Orange County Community College District,
             2,000     2002 Ser A (MBIA)                                                5.375       08/01/21            2,152,140
             2,000     2004 Ser A (MBIA)                                                5.00        08/01/23            2,059,180
             3,000   Oakland, Ser 2003 A (MBIA)                                         5.00        01/15/33            3,005,070
                     San Diego Unified School District,
             3,000     1998 Ser C (FSA)                                                 5.00        07/01/23            3,087,990
             2,000     1998 Ser D (FGIC)                                                5.25        07/01/23            2,109,560
             3,000     1998 Ser B (MBIA)                                                5.00        07/01/25            3,031,260
             -----                                                                                                      ---------
            32,000                                                                                                     32,865,950
            ------                                                                                                     ----------

                     Educational Facilities Revenue  (10.3%)
             2,000   California State University, Ser 2003 A (FGIC)                     5.25        11/01/21            2,123,000
                         University of California,
             4,000     Ser 2003 B (Ambac)                                               5.00        05/15/22            4,136,280
             5,000     Multi Purpose Ser 2003 Q (FSA)                                   5.00        09/01/23            5,148,850
             6,000     UCLA Medical Center Ser 2004A (Ambac)                            5.25        05/15/30            6,145,920
             -----                                                                                                      ---------
            17,000                                                                                                     17,554,050
            ------                                                                                                     ----------

                     Electric Revenue  (14.1%)
             8,000   California Department of Water Resources, Power Supply
                       Ser 2002 A (Ambac)                                               5.375       05/01/18            8,660,160
                     Los Angeles Department of Water & Power,
             4,000     2001 Ser A (FSA)                                                 5.25        07/01/21            4,225,960
             5,000     2003 Ser A Subser A-2 (MBIA)                                     5.00        07/01/27            5,030,200
             4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                 5.00        07/01/26            4,015,840
             2,150   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                5.00        01/01/26            2,158,514
             -----                                                                                                      ---------
            23,150                                                                                                     24,090,674
            ------                                                                                                     ----------

                     Hospital Revenue  (1.8%)
             3,000   California Health Facilities Financing Authority,
             -----     Children's Hospital San Diego Ser 1993 (MBIA)                    5.75        07/01/23            3,038,130
                                                                                                                        ---------
                     Mortgage Revenue - Single Family  (3.0%)
             5,000   California Department of Veterans Affairs, Home Purchase
             -----     2002 Ser A (Ambac)                                               5.35        12/01/27            5,134,900
                                                                                                                        ---------
                     Public Facilities Revenue  (15.0%)
             3,000   California Public Works Board, Corrections 2004 Ser E (XLCA)       5.00        06/01/17            3,185,370
             5,000   Modesto, Community Center Refg 1993 Ser A COPs (Ambac)             5.00        11/01/23            5,250,000
                     Sacramento Financing Authority,
             2,000     City Hall 2002 Ser A (FSA)                                       5.00        12/01/32            1,992,660
             2,000     2003 Capital Impr (Ambac)                                        5.00        12/01/33            2,000,600

             5,000   San Francisco Redevelopment Agency, George R Moscone
                       Convention Center Refg Ser 2002 (FSA)                            5.25        07/01/18            5,332,700
             8,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)      5.00        06/01/37            7,920,480
             -----                                                                                                      ---------
            25,000                                                                                                     25,681,810
            ------                                                                                                     ----------

                     Tax Allocation Revenue  (11.1%)
                     Burbank Public Financing Authority,
             1,300     Golden State Redev Project 2003 Ser A (Ambac)                    5.25        12/01/22            1,371,045
             1,500     Golden State Redev Project 2003 Ser A (Ambac)                    5.25        12/01/23            1,573,815
             3,000   La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)     5.25        09/01/24            3,137,340
             2,000   La Quinta Redevelopment Agency, Area #1 Ser 2002 (Ambac)           5.00        09/01/22            2,064,720
             1,070   Long Beach Bond Finance Authority, Downtown North Long Beach
                       Poly High and West Beach 2002 Ser A (Ambac)                      5.375       08/01/18            1,152,818
             3,000   Milpitas Redevelopment Agency, Area # 1 Ser 2003 (MBIA)            5.00        09/01/22            3,089,310
             6,000   Poway Redevelopment Agency, Pagway Redev DRIVERS Ser 372 (MBIA)    9.121[+/+]  06/15/11            6,539,640
             -----                                                                                                      ---------
            17,870                                                                                                     18,928,688
            ------                                                                                                     ----------

                     Transportation Facilities Revenue  (25.9%)
             5,000   California Infrastructure and Economic Development Bank, Bay
                       Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)   5.25        07/01/21            5,312,450
             5,000   Long Beach Harbor, Ser 1995 (AMT) (MBIA)                           5.25        05/15/25            5,026,000
            10,000   Los Angeles, Harbor Department 2001 A (Ambac)                      5.00        08/01/25           10,120,700
             5,000   Los Angeles County Metropolitan Transportation Authority, Sales
                       Tax Ser 2000 A (FGIC)                                            5.25        07/01/30            5,114,700
             3,000   Port of Oakland, 2000 Ser K (AMT) (FGIC)                           5.875       11/01/17            3,282,930
             5,000   San Francisco Airports Commission, San Francisco Int'l Airport
                       Refg Issue 27A (AMT) (MBIA)                                      5.25        05/01/26            5,046,250
                     San Francisco Bay Area Rapid Transit District,
             1,255     Sales Tax Ser 1995 (FGIC)                                        5.50        07/01/20            1,301,372
             3,000     Sales Tax Ser 1998 (Ambac)                                       5.00        07/01/28            3,009,780
             2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road
                       Refg Ser 1997 A (MBIA)                                           5.25        01/15/30            2,031,280
             4,000   San Jose, Airport Ser 2001 A (FGIC)                                5.00        03/01/25            4,032,200
             -----                                                                                                      ---------
            43,255                                                                                                     44,277,662
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (26.5%)
             3,000   California Department of Water Resources, Central Valley Ser Y
                       (FGIC)                                                           5.25        12/01/19            3,217,770
                     Contra Costa Water District,
             5,060     Refg Ser L (FSA)                                                 5.00        10/01/20            5,271,458
             2,135     Refg Ser L (FSA)                                                 5.00        10/01/21            2,213,824
             2,240     Refg Ser L (FSA)                                                 5.00        10/01/22            2,311,859
             3,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)         5.00        06/01/26            3,019,650
             7,000   Los Angeles Wastewater System Revenue, Refg Ser 2003 B (FSA)       5.00        06/01/22            7,239,540
                     Metropolitan Waterworks District of Southern California,
             4,000     2003 Ser B-1 (FGIC)                                              5.00        10/01/33            4,009,920
             2,000     2003 Ser B-1 (FGIC)                                              5.00        10/01/36            2,000,740
             3,000   Sacramento Financing Authority, Water & Cap Impr 2001 Ser A
                       (Ambac)                                                          5.00        12/01/26            3,019,650
                     San Francisco Public Utilities Commission,
             3,000     Clearwater Refg 2003 Ser A (MBIA)                                5.25        10/01/17            3,248,280
             5,000     Water Refg Ser A 2001 (FSA)                                      5.00        11/01/31            5,010,150
             4,690   Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)               5.50        08/01/21            4,701,491
             -----                                                                                                      ---------
            44,125                                                                                                     45,264,332
            ------                                                                                                     ----------

                     Refunded  (5.0%)
                     Puerto Rico Infrastructure Financing Authority,
             3,000     2000 Ser A (ETM)                                                 5.375       10/01/24            3,186,510
             5,000     2000 Ser A (ETM)++                                               5.50        10/01/32            5,285,900
             -----                                                                                                      ---------
             8,000                                                                                                      8,472,410
             -----                                                                                                      ---------

                     Other Revenue  (2.5%)
             4,000   California,  Economic Recovery Ser 2004 A (MBIA)                   5.00        07/01/15            4,326,440
             -----                                                                                                      ---------

           222,400   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (COST $224,057,361)                                  229,635,046
           -------                                                                                                    -----------

                     CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (1.9%)
             2,300   California Department of Water Resources, Power Supply Ser B
                       Subser B-1 (Demand 08/02/04)                                     1.08*        05/01/22           2,300,000
             1,000   California Economic Recovery Bonds, Ser 2004 A ROCs Ser 280
             -----     (FGIC) (Demand 08/02/04)                                         1.08*        07/01/23           1,000,000
                                                                                                                        ---------

             3,300   TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM OBLIGATIONS (COST $3,300,000)                               3,300,000
             -----                                                                                                      ---------

           $225,700  TOTAL INVESTMENTS (COST $227,357,361)(a)(b)                        136.4%                        232,935,046
           ========

                    OTHER ASSETS IN EXCESS OF LIABILITIES                                 1.7                           2,831,292
                    PREFERRED SHARES OF BENEFICIAL INTEREST                             (38.1)                        (65,079,396)
                                                                                        ------                        -----------
                    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        100.0%                       $170,686,942
                                                                                        ======                       ============

--------------------------------------------------------------------------------
Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.

 AMT     Alternative Minimum Tax.
 COPs    Certificates of Participation.
 ETM     Escrowed to maturity.
DRIVERS  Derivative Inverse Tax-Exempt Receipts.
 ROCs    Reset Option Certificates.
  ++     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $520,000.
[+/+]    Current coupon rate for inverse floating rate municipal obligation.
         This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligations has a total value of $6,539,640 which represents 3.8% of net assets applicable to common shareholders.
  *      Current coupon of variable rate demand obligation.
 (a)     Securities have been designated as collateral in an amount equal to
         $63,466,332 in connection with the open futures contracts.
 (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,951,170 and the aggregate gross unrealized depreciation is $373,485, resulting in net unrealized appreciation of
         $5,577,685.

Bond Insurance:
          Ambac   Ambac Assurance Corporation.
          FGIC    Financial Guaranty Insurance Company.
          FSA     Financial Security Assurance Inc.
          MBIA    Municipal Bond Investors Assurance Corporation.
          XLCA    XL Capital Assurance Inc.

Future Contracts Open at July 31, 2004:

                                                  DESCRIPTION,
          NUMBER OF                              DELIVERY MONTH             UNDERLYING FACE           UNREALIZED
          CONTRACTS         LONG/SHORT              AND YEAR                AMOUNT AT VALUE          DEPRECIATION
          ---------         ----------              --------                ---------------          ------------

             200               Short         U.S. Treasury Note 5Yr          $(21,900,000)            $(391,100)

                                                September/2004

             400               Short        U.S. Treasury Note 10Yr           (44,287,500)           (1,274,539)

                                                September/2004

                                                                                                    -----------

                                                 Total unrealized depreciation .......              $(1,665,639)
                                                                                                    ===========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

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